STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)										2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 06, 2022	Dec. 22, 2020	Dec. 22, 2020	Dec. 01, 2020	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Oct. 15, 2019	Jun. 30, 2022	Jun. 30, 2022	Mar. 31, 2022		Mar. 31, 2021		Mar. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										500,000,000	500,000,000	500,000,000		500,000,000
Common stock, par value										$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized										25,000,000	25,000,000	25,000,000		25,000,000
Preferred stock, par value										$ 0.001	$ 0.001	$ 0.001		$ 0.001
Stock splits description											On October 15, 2019 and June 30, 2020, the Company effectuated reverse stock splits (the “Reverse Splits”) of its issued and outstanding common stock. As a result of the Reverse Splits, each 100 shares of common stock issued and outstanding prior to the Reverse Splits were converted into one (1) common stock.
Number of shares issued for service, value											$ 250,000
Sale of stock, description of transaction											Due to lack of marketability and trading volume of shares, the Company agreed to offer a 50% discount on the last sale price of the common stock at $2 per share
Sale price per share										$ 2	$ 2
Common stock, shares issue										10,278,861	10,278,861	9,979,575		9,890,075
Common stock, shares outstanding										10,278,861	10,278,861	9,979,575		9,890,075
Preferred stock, shares issued										292,000	292,000	292,000		292,000
Preferred stock, shares outstanding										292,000	292,000	292,000		292,000
Reverse stock splits							the Company effected a reverse stock split (the “Reverse Split”) of its issued and outstanding common stock (the “Equity Instrument”). As a result of the Reverse Split, each (100) units of Equity Instrument issued and outstanding prior to the Reverse Split were converted into one (1) unit of Equity Instrument.	1:100 reverse stock splits	1:100 reverse stock splits		On October 15, 2019 and on June 30, 2020, the Company effectuated a 1-for-100 reverse stock splits (the “Reverse Splits”) of its issued and outstanding common stock.
Number of shares of common stock, value											$ 172,500	$ 179,000		$ 680,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for service											250,000
Number of shares issued for service, value											$ 250
Number of shares of common stock											49,286 [1]	89,500	[2]	870,600	[2]
Number of shares of common stock, value											$ 49	$ 90	[2]	$ 871	[2]
Employment Agreement [Member] | Chief Executive Officer [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock		1,000,000	1,000,000
Number of shares of common stock, value		$ 1,000	$ 1,000
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized										1,000,000	1,000,000	1,000,000
Preferred stock, shares issued										292,000	292,000	292,000
Preferred stock, shares outstanding										292,000	292,000	292,000
Conversion of stock, description											Each share of Series A Preferred Stock is convertible, at the option of the holder, into 1,000 shares of Common Stock
Conversion of stock, shares issued						8,000,000
Number of shares cancelled						8,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares issued					8,000	8,000
Preferred stock, shares outstanding					8,000	8,000
Number of shares of common stock					8,000,000
Series A Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized												1,000,000		1,000,000
Preferred stock, shares issued												292,000		292,000
Preferred stock, shares outstanding												292,000		292,000
Conversion of stock, description												Each share of Series A Convertible Preferred Stock shall be convertible, at the option of the Holder, into 1,000 (one thousand) fully paid and non-assessable shares of the Corporation’s Common Stock.
Voting rights, description											The holders of shares of Series A Convertible Preferred Stock shall be entitled to vote on any and all matters considered and voted upon by the Company’s Common Stock. The holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock	The Holders of shares of Series A Convertible Preferred Stock shall be entitled to vote on any and all matters considered and voted upon by the Corporation’s Common Stock. The Holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.
Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for service	250,000
Number of shares issued for service, value	$ 250,000
Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement										$ 172,500
Investors [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued										49,286
Chief Executive Officer [Member] | Employment Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Annual compensation				$ 150,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Converted shares						8,000
Conversion of stock, shares issued						8,000,000
Investor [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock												89,500		870,600
Number of shares of common stock, value												$ 179,000		$ 680,000
Share price												$ 2.00		$ 1.00		$ 0.50

[1]	Common stock adjusted to reflect effected on October 15, 2019 and June 30, 2020.
[2]	Common stock adjusted to reflect 1:100 reverse stock splits effected on October 15, 2019 and June 30, 2020.